Exhibit 99.08

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2022-J1
Start - End Dates:	5/2021 - 1/2022

Conditions Report 2.0

Loans in Report:	147
Loans with Conditions:	128

0 - Total Active Conditions

355 - Total Satisfied Conditions

277 - Credit Review Scope
64 - Category: Ability to Repay/Qualified Mortgage
8 - Category: Application
9 - Category: Assets
3 - Category: Credit/Mtg History
9 - Category: DTI
102 - Category: HMDA
20 - Category: Income/Employment
16 - Category: Insurance
33 - Category: Legal Documents
10 - Category: Terms/Guidelines
3 - Category: Title
9 - Property Valuations Review Scope
9 - Category: Appraisal
69 - Compliance Review Scope
31 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
4 - Category: Compliance Manual
2 - Category: Documentation
1 - Category: Federal Consumer Protection
4 - Category: Right of Rescission
1 - Category: State Consumer Protection
25 - Category: TILA/RESPA Integrated Disclosure
11 - Total Waived Conditions

11 - Compliance Review Scope
1 - Category: Borrower's Interest
2 - Category: Federal Consumer Protection
3 - Category: RESPA
4 - Category: Right of Rescission
1 - Category: State Consumer Protection

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